U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2196

E-Mail: nkolokithas@jhancock.com

Name: Nicholas J. Kolokithas

Title: Assistant Vice President and Senior Counsel

October 2, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 2054

RE:

John Hancock Investment Trust (the “Trust”), on behalf of:

John Hancock Enduring Equity Fund

John Hancock Seaport Fund

John Hancock Small Cap Core Fund

John Hancock Small Value Opportunities Fund

(collectively, the “Funds)

File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 123 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 75 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the Funds, each as a new series of the Trust, and to register Class A, Class I and Class NAV shares of John Hancock Small Cap Core Fund and John Hancock Small Value Opportunities Fund, and Class A, Class I, Class NAV and Class R6 shares of John Hancock Enduring Equity Fund and John Hancock Seaport Fund. No fees are required in connection with this filing.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-4324.

Sincerely,

/s/Nicholas J. Kolokithas

Nicholas J. Kolokithas, Esq.

Assistant Secretary of the Trust